Associates and Joint Ventures - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	€ 68	€ 77
Receivables from associates and joint ventures for current operations (Note 12)	33	32
Payables to associates and joint ventures (Note 19)	520	491
Revenue from operations with associates and joint ventures	48,693	52,008	€ 52,036
Financial revenues with associates and joint ventures	1,458	1,073	1,770
Financial expenses with associates and joint ventures	2,690	3,363	4,476
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	68	77	76
Loans to associates and joint ventures	0	16
Receivables from associates and joint ventures for current operations (Note 12)	33	32
Financial debt, associates and joint ventures	104	10
Payables to associates and joint ventures (Note 19)	520	491
Share of income (loss) of investments accounted for by the equity method	4	5	(5)
Revenue from operations with associates and joint ventures	233	218	213
Expenses from operations with associates and joint ventures	14	20	32
Financial revenues with associates and joint ventures	1	0	0
Financial expenses with associates and joint ventures	€ 0	€ 0	€ 2